CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 299,525	¥ 2,085,234	¥ 1,148,292
Restricted cash	260,544	1,813,855	1,266,536
Restricted time deposits	281,866	1,962,293	344,212
Short-term financing receivables, net	539,040	3,752,690	5,140,634
Accrued interest receivable	7,797	54,284	82,943
Prepaid expenses and other current assets	190,314	1,324,924	923,827
Deposits to insurance companies and guarantee companies	179,695	1,251,003
Guarantee receivables, net	169,967	1,183,278	395,025
Contract assets and service fees receivable, net	426,898	2,971,976	946,293
Inventories, net	15,338	106,781	57,196
Total current assets	2,370,984	16,506,318	10,304,958
Non-current assets
Restricted cash	12,430	86,537	82,306
Restricted time deposits	625	4,350
Long-term financing receivables, net	94,630	658,798	1,283,036
Guarantee receivables, net	40,464	281,699	116,208
Contract assets and service fees receivable, net	69,361	482,875	291,784
Property, equipment and software, net	13,294	92,553	82,420
Long-term investments	73,487	511,605	186,073
Deferred tax assets	22,571	157,138	94,598
Other assets	65,273	454,421	29,192
Total non-current assets	392,135	2,729,976	2,165,617
TOTAL ASSETS	2,763,119	19,236,294	12,470,575
Current liabilities
Accounts payable (including amounts of the consolidated VIEs of RMB135,848 and RMB199,535 as of December 31, 2018 and 2019, respectively)	28,992	201,837	135,848
Amounts due to related parties (including amounts of the consolidated VIEs of RMB14,569 and RMB40,804 as of December 31, 2018 and 2019, respectively)	5,861	40,804	14,569
Short-term borrowings (including amounts of the consolidated VIEs of RMB438,010 and RMB1,923,691 as of December 31, 2018 and 2019, respectively)	284,078	1,977,691	438,010
Short-term Funding Debts (including amounts of the consolidated VIEs of RMB4,646,041 and RMB3,755,528 as of December 31, 2018 and 2019, respectively)	539,448	3,755,528	4,646,041
Accrued interest payable (including amounts of the consolidated VIEs of RMB182,280 and RMB74,866 as of December 31, 2018 and 2019, respectively)	12,497	87,003	182,280
Guarantee liabilities (including amounts of the consolidated VIEs of RMB456,276 and RMB1,726,368 as of December 31, 2018 and 2019, respectively)	247,977	1,726,368	456,276
Funds payable to Individual Investors (including amounts of the consolidated VIEs of RMB782,109 and RMB618,749 as of December 31, 2018 and 2019, respectively)	88,878	618,749	782,109
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB1,227,933and RMB1,134,178 as of December 31, 2018 and 2019, respectively)	200,324	1,394,639	1,363,580
Total current liabilities	1,408,055	9,802,619	8,018,713
Non-current liabilities
Long-term Funding Debts (including amounts of the consolidated VIEs of RMB157,887 and RMB450,595 as of December 31, 2018 and 2019, respectively)	64,724	450,595	157,887
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB187,183 and RMB309,646 as of December 31, 2018 and 2019, respectively)	44,478	309,646	187,183
Convertible notes	293,897	2,046,051
Other long-term liabilities (including amounts of the consolidated VIEs of nil and RMB21,079 as of December 31, 2018 and 2019, respectively)	4,000	27,844
Total non-current liabilities	407,099	2,834,136	345,070
TOTAL LIABILITIES	1,815,154	12,636,755	8,363,783
Commitments and contingencies (Note 21)
SHAREHOLDERS' EQUITY:
Additional paid-in capital	361,959	2,519,886	2,328,716
Statutory reserves	50,607	352,313	200,262
Accumulated other comprehensive loss	(1,047)	(7,288)	(14,308)
Retained earnings	536,413	3,734,397	1,591,896
TOTAL SHAREHOLDERS' EQUITY	947,965	6,599,539	4,106,792
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,763,119	19,236,294	12,470,575
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	24	170	160
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 9	¥ 61	¥ 66